PARENT COMPANY CONDENSED FINANCIAL INFORMATION, Condensed Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed statements of cash flows [Abstract]
Cash Flows from Operations (including dividends received from subsidiaries)	$ 150	$ 115	$ 275
Cash Flows from Investing Activities:
Capital expenditures	(95)	(31)	(109)
Purchase of investments	(102)	(48)	(60)
Net cash used in investing activities	(150)	(31)	(149)
Cash Flows from Financing Activities:
Proceeds from issuance of capital stock and other	7	(1)	2
Repurchases of capital stock	0	0	(59)
Dividends paid	(52)	(52)	(51)
Net cash used in financing activities	(2)	(87)	(124)
Net increase (decrease) for the year	(2)	(3)	2
Balance, beginning of year	16	19	17
Balance, end of year	14	16	19
Other Cash Flow Information:
Income taxes paid, net of refunds	(46)	(38)	(63)
Other Non-cash Information:
Tax-deferred property sales	120	109	112
Tax-deferred property purchases	(148)	(95)	(46)
A&B (Parent Company) [Member]
Condensed statements of cash flows [Abstract]
Cash Flows from Operations (including dividends received from subsidiaries)	37	90	144
Cash Flows from Investing Activities:
Capital expenditures	(14)	(6)	(16)
Purchase of investments	(67)	(96)	(12)
Proceeds from disposal of property and sale of investments	36	28	9
Net cash used in investing activities	(45)	(74)	(19)
Cash Flows from Financing Activities:
Change in intercompany payables/receivables	0	(13)	(4)
Proceeds from (repayments of) long-term debt, net	52	51	(16)
Proceeds from issuance of capital stock and other	7	(1)	2
Repurchases of capital stock	0	0	(59)
Dividends paid	(52)	(52)	(51)
Net cash used in financing activities	7	(15)	(128)
Net increase (decrease) for the year	(1)	1	(3)
Balance, beginning of year	1	0	3
Balance, end of year	0	1	0
Other Cash Flow Information:
Interest paid	(15)	(13)	(13)
Income taxes paid, net of refunds	(46)	(38)	(63)
Other Non-cash Information:
Depreciation expense	16	17	15
Tax-deferred property sales	65	29	60
Tax-deferred property purchases	$ (78)	$ (40)	$ (5)